Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Other Current Liabilities - Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Other tax payable	200	13
Customer contract liability, current	83	125
Total other current liabilities	283	138